Summary Prospectus October 3, 2011

Security Capital U.S. Core Real Estate Securities Fund

Class/Ticker:     A/CEEAX     C/CEECX     Select/CEESX

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund, including the Statement of Additional Information, online at www.jpmorganfunds.com/funddocuments. You can also get this information at no cost by calling 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund. The Fund’s Prospectus and Statement of Additional Information, both dated August 26, 2011, are incorporated by reference into this Summary Prospectus.

What is the goal of the Fund?

The Fund seeks a risk-adjusted total return over the long term by investing primarily in real estate securities.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 14 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” Appendix A to Part II of the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your investment)
	Class A	Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases as % of the Offering Price	5.25%	NONE	NONE
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	NONE	1.00%	NONE
	(under $1 million)

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	0.60%	0.60%	0.60%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.59	0.59	0.59
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses[1]	0.34	0.34	0.34

Total Annual Fund Operating Expenses[2]	1.44	1.94	1.19
Fee Waivers and Expense Reimbursements[2]	(0.26)	(0.26)	(0.26)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement[2]	1.18	1.68	0.93

1	“Remainder of Other Expenses” are based on estimated amounts for the current fiscal year.
2	The Fund’s administrator and distributor (the Service Providers) have each contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.18%, 1.68% and 0.93%, respectively, of their average daily net assets. This contract cannot be terminated prior to 9/1/12, at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 8/31/12, and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years
CLASS A SHARES ($)	639	932
CLASS C SHARES ($)	271	584
SELECT CLASS SHARES ($)	95	352

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years
CLASS A SHARES ($)	639	932
CLASS C SHARES ($)	171	584
SELECT CLASS SHARES ($)	95	352

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance.

What are the Fund’s main investment strategies?

The Fund combines securities of publicly traded real estate companies from all capital tranches: common stock, preferred stock (perpetual, convertible and trust preferred), convertible securities and senior unsecured debt, seeking to generate returns over the long-term approximating a direct “core” real estate portfolio with lower volatility than a portfolio consisting entirely of common equity of real estate investment trusts (REITs). A “core” real estate portfolio generally includes well-leased, high-quality properties that historically have had more stable returns. REITs are pooled investment vehicles that invest primarily in income-producing real estate or loans related to real estate. The majority of the Fund’s investments will be in securities of REITs.

“Risk-adjusted total return” in the Fund’s investment objective considers the total return and pricing volatility of an investment. Total return includes income and capital appreciation.

Under normal circumstances, at least 80% of the Fund’s Assets will be invested in securities of publicly traded real estate companies operating in the United States. “Assets” means net assets, plus the amount of borrowings for investment purposes. A real estate company is a company that derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate (or that has at least 50% of its assets invested in such real estate) and includes REITs. An issuer of a security will be deemed to be operating in the United States if: (i) the principal trading market for the security is in the United States, (ii) the issuer is organized under the laws of the United States or (iii) the issuer derives at least 50% of its revenues or profits from the United States or has at least 50% of its total assets situated in the United States.

Under normal circumstances, the Fund intends to allocate investments across securities of publicly traded real estate companies and cash as follows:

•	25-75% common stock
•	25-75% senior securities and cash
•	perpetual preferred stock
•	trust preferred securities
•	convertible securities
•	senior unsecured debt
•	cash and cash equivalents (0-20%)

Subject to the Fund’s policy of investing at least 80% of its Assets in securities of publicly traded real estate companies operating in the United States, the Fund’s adviser may periodically increase or decrease the Fund’s investment allocations to reflect the relative attractiveness of each type of investment.

Equity securities in which the Fund may primarily invest include common stocks, preferred stocks (perpetual, convertible and trust preferred), rights or warrants to purchase common stocks and convertible securities of publicly traded real estate companies. Trust preferred securities, which are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent, are hybrid securities with characteristics of both subordinated debt and preferred stock. The debt securities in which the Fund may primarily invest include senior unsecured debt of publicly traded real estate companies, which may be high yield securities. The Fund does not invest in real estate directly or in private real estate companies. The equity and debt securities purchased by the Fund may include securities not registered under the Securities Act of 1933, such as Rule 144A securities.

The Fund may also invest up to 20% of its Assets in cash and cash equivalents.

The Fund concentrates its investments in the real estate group of industries. This means that, under normal circumstances, the Fund will invest more than 25% of its total assets in the real estate group of industries.

The Fund is non-diversified.

Investment Process: In selecting securities for the Fund, the Fund’s investment adviser, Security Capital Research & Management Incorporated (SCR&M or the adviser), focuses on three fundamental research disciplines that it believes play important roles in the pricing of real estate companies: (1) real estate research, (2) company analysis, and (3) market strategy. SCR&M is a direct wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company.

Real Estate Research. Real estate research focuses on understanding the market pressures and factors that affect rent growth, occupancy and development. The adviser also considers future supply and demand trends for property types in various markets and the relative impact for different companies.

Individual Company Analysis. The adviser also focuses on analyzing individual real estate companies and modeling their cash flow potential. Such analysis includes an assessment of the company’s assets, operating team and strategies.

Market Strategy. The adviser focuses on establishing appropriate cost-of-capital thresholds for evaluating real estate companies. This effort requires consideration of the risks underlying the securities as well as the appetite for and pricing of risk in the broader equity and capital markets.

Integrating these three research disciplines, the adviser assesses existing and potential portfolio holdings with the objective of constructing an attractive portfolio for the Fund in terms of both risk and return. The adviser sells securities when the target price has been achieved or market conditions have given rise to a shift in underlying cash flow valuation assumptions, thereby shifting the target price, or when other investments offer a more attractive risk/return.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Real Estate Securities Risk. The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property, interest rates and, with respect to REITs, the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund. In addition, certain of the companies in which the Fund intends to invest may have developed or commenced development on properties and may develop additional properties in the future. Real estate development involves significant risks in addition to those involved in the ownership and operation of established properties, including the risks that financing, if needed, may not be available or, if available, may not be available on favorable terms for development projects, that construction may not be completed on schedule (resulting in increased debt service expense and construction costs), that estimates of the costs of construction may prove to be inaccurate and that properties may not be leased, rented or operated on profitable terms and therefore will fail to perform in accordance with expectations. As a result, the value of the Fund’s investment may decrease in value.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Preferred Securities Risk. There are special risks associated with investing in preferred securities. Distributions to holders of preferred securities are typically paid before any distributions are paid to holders of common stock. However, preferred securities may include provisions that permit the issuer, at its discretion, to defer paying distributions. Preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. Government securities. Preferred securities generally have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods. Preferred securities, in certain instances, may be redeemed by the issuer prior to a specified date, which may negatively impact the return of the security held by the Fund. Preferred securities may be highly sensitive to changes in long-term interest rates and/or changes in underlying issuer credit since preferred securities generally do not have a maturity date. In addition, the preferred securities the Fund invests in may be rated below investment grade, which could increase their risks.

Corporate Debt Securities Risk. Corporate debt securities may include bonds and other debt securities of issuers. All debt securities are subject to the risk of an issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity. Unsecured debt has a greater risk of default than secured debt, particularly during periods of deteriorating economic conditions. In addition, unsecured debt is subject to greater risk of non-payment in the event of default than secured debt because unsecured debt does not provide for recourse to collateral.

Interest Rate and Credit Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates rise, the value of these investments generally drops. The Fund’s investments are subject to the risk that a counterparty will fail to make payments when due or default completely. If an issuer’s financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Fund to sell such investments.

High Yield Securities Risk. The Fund may invest in debt securities that are considered to be speculative (commonly known as junk bonds). These securities are issued by companies which may be highly leveraged, less creditworthy or financially distressed. Although these investments generally provide a higher yield than higher rated debt securities, the high degree of risk involved in these investments can result in substantial or total losses. These securities are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and a potential lack of a secondary or public market for such securities. The market price of these securities can change suddenly and unexpectedly. The default rate for high yield bonds tends to be cyclical, with defaults rising in periods of economic downturn.

Convertible Securities Risk. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities, although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities. In addition, the convertible securities the Fund invests in may be rated below investment grade, which could increase their risks.

Tax Risk. REITs and other investment vehicles in which the Fund may invest are subject to complicated Internal Revenue Code rules. The tax laws that apply to these investment vehicles have the potential to create negative tax consequences for the Fund, or for certain shareholders of the Fund, including, in particular, charitable remainder trusts and non-U.S. taxpayers. The Fund is subject to the risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which could cause adverse tax consequences. Also, the tax treatment of municipal or other securities could be changed by Congress thereby affecting the value of outstanding securities.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Non-Diversified Fund Risk. Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased concentration in fewer issuers may result in the Fund’s shares being more sensitive to economic results of those issuing the securities.

Concentration Risk. The Fund concentrates its investments in the real estate group of industries. This concentration increases the risk of loss to the Fund by increasing its exposure to economic, business, political or regulatory developments that may be adverse to the real estate group of industries.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

The Fund has not operated for a calendar year as of the date of this prospectus. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the

Fund. Although past performance of a Fund (before and after taxes) is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

Management

Security Capital Research & Management Incorporated.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Anthony R. Manno Jr.	2011	President
Kenneth D. Statz	2011	Managing Director
Kevin W. Bedell	2011	Managing Director

Purchase and Sale of Fund Shares

Purchase minimums

For Class A and Class C Shares
To establish an account	$1,000
To add to an account	$25
For Select Class Shares
To establish an account	$1,000,000
To add to an account	No minimum levels

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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